Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Property, Plant and Equipment

	Buildings	Telecommunications transceivers, switching centers, transmission and other network equipment	Office equipment, furniture, fixtures and others	Total
	Million	Million	Million	Million

Cost:
As of January 1, 2016	129,460	1,174,803	22,784	1,327,047
Transferred from construction in progress	8,476	172,502	2,267	183,245
Other additions	214	2,367	287	2,868
Disposals	(1,048)	(5,017)	(138)	(6,203)
Assets written-off	(308)	(58,650)	(2,210)	(61,168)
Exchange differences	129	262	1	392

As of December 31, 2016	136,923	1,286,267	22,991	1,446,181

As of January 1, 2017	136,923	1,286,267	22,991	1,446,181

Transferred from construction in progress	10,577	174,250	833	185,660
Other additions	820	962	1,193	2,975
Disposals	(72)	(181)	(109)	(362)
Assets written-off	(331)	(38,971)	(1,117)	(40,419)
Exchange differences	(141)	(359)	(4)	(504)

As of December 31, 2017	147,776	1,421,968	23,787	1,593,531

Accumulated depreciation and impairment:

As of January 1, 2016	36,825	689,564	15,027	741,416
Charge for the year	5,310	129,915	2,945	138,170
Written back on disposals	(446)	(2,336)	(68)	(2,850)
Assets written-off and impairment loss	(203)	(51,108)	(1,805)	(53,116)
Exchange differences	16	186	3	205

As of December 31, 2016	41,502	766,221	16,102	823,825

As of January 1, 2017	41,502	766,221	16,102	823,825
Charge for the year	5,695	143,026	1,227	149,948
Written back on disposals	(58)	(45)	(105)	(208)
Assets written-off and impairment loss	(299)	(26,465)	(1,068)	(27,832)
Exchange differences	(20)	(208)	(3)	(231)

As of December 31, 2017	46,820	882,529	16,153	945,502

Net book value:
As of December 31, 2017	100,956	539,439	7,634	648,029

As of December 31, 2016	95,421	520,046	6,889	622,356